The Company - U.S. Department of Energy NuScale SMR FOAK Nuclear Demonstration Readiness Project Completion (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred DOE cost share liabilities		$ 10,237	$ 0	$ 10,237
NuScale SMR FOAK Nuclear Demonstration Readiness Project Completion
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum amount awarded	$ 350,000
Cost share	$ 350,000
Cost share (as a percent)	50.00%
Reimbursement of program costs (as a percent)	73.00%
Deferred DOE cost share liabilities		$ 10,237	0
Percentage of Maximum future reimbursement requests to recognize deferred reimbursement costs		50.00%
Cumulative cash received		$ 57,817	$ 100,500
NuScale SMR FOAK Nuclear Demonstration Readiness Project Completion | Accounts Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cumulative cash received		158,317
Amount obligated under current budget period		12,183
NuScale SMR FOAK Nuclear Demonstration Readiness Project Completion | Government [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost share	$ 350,000
Cost share (as a percent)	50.00%
Term of award	5 years
Percentage of reimbursement requests deferred	23.00%
Amount obligated under current budget period		$ 1,972